Summary of Significant Accounting Policies - Summary of Future Minimum Lease Payments (Detail) ¥ in Thousands	Dec. 31, 2021 CNY (¥)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2022	¥ 11,530
2023	5,926
2024	791
2025	1,252
2026	2,635
2027 and thereafter	4,612
Total	¥ 26,746